DIGITAL ASSETS - Additional Detail Related to the Digital Assets (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Crypto Asset, Holding [Line Items]
Digital intangible asset, fair value	$ 2,673,500	$ 1,997,400
Digital intangible assets, current	3,785,085	2,547,581
Digital financial assets	322,949	359,665
Digital intangible assets, non-current	56,500	20,979
Crypto Asset, Fair Value And Cost	4,164,534	2,928,225
Collateral posted with counterparties, digital asset and fiat borrowings	382,600	53,700
Digital assets associated with decentralized finance protocols, support borrowings	115,000	124,900
Crypto Asset, Self-Custodied
Crypto Asset, Holding [Line Items]
Digital intangible asset, fair value	1,287,500	1,480,900
Digital intangible assets, current	1,413,619	1,544,377
Digital financial assets	101,551	353,459
Digital intangible assets, non-current	55,635	75
Digital intangible assets	1,469,254	1,544,452
Digital financial assets	101,551	353,459
Crypto Asset, Fair Value And Cost	1,570,805	1,897,911
Crypto Asset, Held With Third Parties
Crypto Asset, Holding [Line Items]
Digital intangible asset, fair value	850,900	451,400
Digital intangible assets, current	1,002,275	523,002
Digital financial assets	45,855	1,392
Digital intangible assets, non-current	865	20,904
Digital intangible assets	1,003,140	543,906
Digital financial assets	45,855	1,392
Crypto Asset, Fair Value And Cost	1,048,995	545,298
Crypto Asset, Collateral Posted With Counterparties
Crypto Asset, Holding [Line Items]
Digital intangible assets, current	536,773	85,874
Digital financial assets	0	0
Digital intangible assets, non-current	0	0
Crypto Asset, Fair Value And Cost	536,773	85,874
Crypto Asset, Decentralized Finance Protocols
Crypto Asset, Holding [Line Items]
Digital intangible assets, current	832,418	394,328
Digital financial assets	175,543	4,814
Digital intangible assets, non-current	0	0
Crypto Asset, Fair Value And Cost	1,007,961	399,142
Galaxy Digital Holdings, LP
Crypto Asset, Holding [Line Items]
Digital intangible asset, fair value		1,997,400	$ 694,900
Digital intangible assets, current		2,547,581	972,429
Digital financial assets		359,665	74,386
Digital intangible assets, non-current		20,979	41,356
Crypto Asset, Fair Value And Cost	$ 4,164,534	2,928,225	1,088,171	$ 562,015
Collateral posted with counterparties, digital asset and fiat borrowings		53,700	50,800
Digital assets associated with decentralized finance protocols, support borrowings		124,900	123,000
Galaxy Digital Holdings, LP | Crypto Asset, Self-Custodied
Crypto Asset, Holding [Line Items]
Digital intangible asset, fair value		1,500,000	528,300
Digital intangible assets, current		1,544,377	530,579
Digital financial assets		353,459	73,302
Digital intangible assets, non-current		75	41,356
Digital intangible assets		1,544,452	571,935
Digital financial assets		353,459	73,302
Crypto Asset, Fair Value And Cost		1,897,911	645,237
Galaxy Digital Holdings, LP | Crypto Asset, Held With Third Parties
Crypto Asset, Holding [Line Items]
Digital intangible asset, fair value		451,400	112,600
Digital intangible assets, current		523,002	178,577
Digital financial assets		1,392	1,084
Digital intangible assets, non-current		20,904	0
Digital intangible assets		543,906	178,577
Digital financial assets		1,392	1,084
Crypto Asset, Fair Value And Cost		545,298	179,661
Galaxy Digital Holdings, LP | Crypto Asset, Collateral Posted With Counterparties
Crypto Asset, Holding [Line Items]
Digital intangible assets, current		85,874	56,674
Digital financial assets		0	0
Digital intangible assets, non-current		0	0
Crypto Asset, Fair Value And Cost		85,874	56,674
Galaxy Digital Holdings, LP | Crypto Asset, Decentralized Finance Protocols
Crypto Asset, Holding [Line Items]
Digital intangible assets, current		394,328	206,599
Digital financial assets		4,814	0
Digital intangible assets, non-current		0	0
Crypto Asset, Fair Value And Cost		399,142	206,599
Galaxy Digital Holdings, LP | Crypto Asset, Receipt Tokens
Crypto Asset, Holding [Line Items]
Digital intangible assets, current		298,263	166,788
Digital financial assets		0	0
Digital intangible assets, non-current		0	0
Crypto Asset, Fair Value And Cost		298,263	166,788
Galaxy Digital Holdings, LP | Crypto Asset, Other Digital Assets
Crypto Asset, Holding [Line Items]
Digital intangible assets, current		96,065	39,811
Digital financial assets		4,814	0
Digital intangible assets, non-current		0	0
Crypto Asset, Fair Value And Cost		$ 100,879	$ 39,811